Deferred income tax assets and liabilities and income tax expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statments [Line Items]
Effective rate	19.00%	27.00%	38.00%